Impairment - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment
Impairment charges	€ 210	€ 17	€ 11
Goodwill	5,248	5,724
Total impaired assets
Impairment
Impairment charges	244	125	11
Goodwill
Impairment
Impairment charges	141
Intangible assets other than goodwill
Impairment
Impairment charges	33	9
Property, plant and equipment [member]
Impairment
Impairment charges	25
Available-for-sale investments
Impairment
Impairment charges	45	116	€ 11
Nokia Technologies business
Impairment
Goodwill		€ 141
Nokia Technologies business | Goodwill
Impairment
Goodwill	€ 0